PROPERTY, PLANT AND EQUIPMENT - Schedule of composition of property, plant and equipment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) aircraft	Dec. 31, 2022 USD ($) aircraft	Dec. 31, 2020 aircraft	Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 9,091,130	$ 8,411,661
Advances paid to aircraft manufacturers	$ 242,069	$ 357,979		$ 377,590
Non-current assets or disposal groups classified as held for sale | Boeing 767
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft transferred to held for sale | aircraft	1		11
Non-current assets or disposal groups classified as held for sale | Airbus A320
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft transferred to held for sale | aircraft	6	6
Non-current assets or disposal groups classified as held for sale | Airbus A319
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft transferred to held for sale | aircraft		28
Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 17,501,631	$ 16,920,912
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(8,410,501)	(8,509,251)
Subtotal Properties, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,891,925	7,021,134
Subtotal Properties, plant and equipment | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,864,870	12,283,144
Subtotal Properties, plant and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,972,945)	(5,262,010)
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	258,246	388,810
Construction in progress | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	258,246	388,810
Construction in progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	44,244	44,349
Land | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	44,244	44,349
Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	67,558	68,996
Buildings | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	129,036	124,507
Buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(61,478)	(55,511)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,230,144	6,298,499
Plant and equipment | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,738,500	11,135,425
Plant and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,508,356)	(4,836,926)
Own aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,596,636	5,808,671
Own aircraft | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,856,365	10,427,950
Own aircraft | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,259,729)	(4,619,279)
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	633,508	489,828
Other | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	882,135	707,475
Other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(248,627)	(217,647)
Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,376	1,611
Machinery | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	29,092	27,090
Machinery | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(27,716)	(25,479)
Information technology equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17,342	16,609
Information technology equipment | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	163,382	153,355
Information technology equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(146,040)	(136,746)
Fixed installations and accessories
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	54,410	37,072
Fixed installations and accessories | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	186,179	155,351
Fixed installations and accessories | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(131,769)	(118,279)
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,175	5,161
Motor vehicles | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	49,560	51,504
Motor vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(44,385)	(46,343)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	213,430	160,027
Leasehold improvements | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	266,631	202,753
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(53,201)	(42,726)
Right of use
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,199,205	1,390,527
Right of use | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,636,761	4,637,768
Right of use | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,437,556)	(3,247,241)
Aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,145,082	1,326,821
Aircraft | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,388,147	4,391,690
Aircraft | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,243,065)	(3,064,869)
Other assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	54,123	63,706
Other assets | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	248,614	246,078
Other assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (194,491)	$ (182,372)